Revenue and segment information (Information on sales to major customers) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Information on sales to major customers [line items]
Revenue	¥ 204,605,083	¥ 169,446,338	¥ 174,009,401
Total [member]
Information on sales to major customers [line items]
Revenue	¥ 204,605,083	¥ 169,446,338	¥ 174,009,401
Grid companies under common control of State Grid Corporation of China [member]
Information on sales to major customers [line items]
Proportion	70.00%	77.00%	79.00%
State Grid Shandong Electric Power Company [member]
Information on sales to major customers [line items]
Revenue	¥ 30,346,435	¥ 27,265,600	¥ 29,575,604
Proportion	15.00%	16.00%	17.00%